CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jan. 31, 2014	Jan. 31, 2013
Current assets:
Cash and cash equivalents	$ 34,842	$ 27,242
Customer receivables, less allowance of $7,481 and $7,216, respectively	92,081	135,552
Costs and estimated earnings in excess of billings on uncompleted contracts	88,744	97,696
Inventories	41,839	46,898
Deferred income taxes	4,168	25,235
Income taxes receivable	9,068	6,809
Restricted deposits-current	2,881
Cash surrender value of life insurance policies	10,651
Other	14,990	13,494
Discontinued operations-assets	17,593	28,897
Total current assets	316,857	381,823
Property and equipment:
Land	16,474	17,479
Buildings	39,149	40,031
Machinery and equipment	479,922	493,449
Property and equipment, gross	535,545	550,959
Less-Accumulated depreciation	(343,871)	(323,968)
Net property and equipment	191,674	226,991
Other assets:
Investment in affiliates	67,293	78,290
Goodwill	8,915	23,561
Other intangible assets, net	5,150	8,715
Restricted deposits-long term	4,964	2,861
Deferred income taxes	612	24,530
Deferred financing fees	5,313	860
Cash surrender value of life insurance		13,495
Other	7,590	7,114
Discontinued operations-assets	38,250	43,986
Total other assets	138,087	203,412
Total assets	646,618	812,226
Current liabilities:
Accounts payable	66,388	84,707
Current maturities of long term debt	7,926	8,883
Accrued compensation	17,699	49,482
Accrued insurance expense	10,710	13,645
Accrued FCPA liability	10,352	3,715
Other accrued expenses	25,360	36,130
Acquisition escrow obligation-current	2,858
Income taxes payable	7,950	8,031
Billings in excess of costs and estimated earnings on uncompleted contracts	31,255	34,869
Discontinued operations-current liabilities	15,029	17,282
Total current liabilities	195,527	256,744
Noncurrent liabilities:
Convertible Notes	106,782
Long-term debt	336	95,142
Accrued insurance expense	16,883	14,442
Deferred income taxes	10,945	499
Acquisition escrow obligation-long term		2,861
Other postretirement benefits		4,284
Other	24,256	14,108
Discontinued operations-long term liabilities	1,186	9,075
Total noncurrent liabilities	160,388	140,411
Stockholders' equity:
Common stock, par value $.01 per share, 30,000 shares authorized, 19,915 and 19,818 shares issued and outstanding, respectively	199	198
Capital in excess of par value	367,461	352,048
(Accumulated deficit) Retained earnings	(61,656)	66,983
Accumulated other comprehensive loss	(16,540)	(6,492)
Total Layne Christensen Company stockholders' equity	289,464	412,737
Noncontrolling interests	1,239	2,334
Total equity	290,703	415,071
Total liabilities and stockholders' equity	$ 646,618	$ 812,226